Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenues	$ 101,969	$ 97,908	$ 336,562	$ 391,848	$ 456,076
Cost of Revenues	39,647	23,805	82,084	95,220	95,499
Gross Profit	62,322	74,103	254,478	296,628	360,577
Operating Expenses
Sales and marketing	43,322	44,587	174,061	196,907	229,450
General and administrative	224,614	33,208	402,625	173,549	194,994
Share based compensation ($219,627 to related parties)			627,478
Acquisition-related costs	1,085,297		280,789
Provision for credit losses	129,535		108,568
Total Operating Expenses	1,482,768	77,795	1,593,521	370,456	424,444
Loss From Operations	(1,420,446)	(3,692)	(1,339,043)	(73,828)	(63,867)
Other Expense
Interest expense	(168,160)		(9,314)
Interest income	24,066
Total Other Income/(Expense)	(144,094)		(9,314)
Net Loss, before provision for income taxes	(1,564,540)	(3,692)	(1,348,357)	(73,828)	(63,867)
Income tax benefit (provision)
Net Loss	$ (1,564,540)	$ (3,692)	$ (1,348,357)	$ (73,828)	$ (63,867)
Net Loss Per Share - Basic (in Dollars per share)	$ (0.39)	$ (0.001)	$ (0.37)	$ (0.02)	$ (0.02)
Net Loss Per Share - Diluted (in Dollars per share)	$ (0.39)	$ (0.001)	$ (0.37)	$ (0.02)	$ (0.02)
Weighted Average Shares Outstanding
Basic (in Shares)	4,006,706	3,600,001	3,600,001	3,600,001	3,600,001
Diluted (in Shares)	4,006,706	3,600,001	3,600,001	3,600,001	3,600,001